Document And Entity Information	Oct. 07, 2019
Document Information Line Items
Entity Registrant Name	HONEYWELL INTERNATIONAL INC.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000773840
Document Period End Date	Oct. 07, 2019
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-8974
Entity Tax Identification Number	22-2640650
Entity Address, Address Line One	300 South Tryon Street
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28202
City Area Code	704
Local Phone Number	627-6200
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document Information Line Items
Trading Symbol	HON
Title of 12(b) Security	Common Stock, par value $1 per share
Security Exchange Name	NYSE
Euro Notes .65% Due 2020 [Member]
Document Information Line Items
Trading Symbol	HON 20
Title of 12(b) Security	0.650% Senior Notes due 2020
Security Exchange Name	NYSE
Euro Notes 1.30% Due 2023 [Member]
Document Information Line Items
Trading Symbol	HON 23A
Title of 12(b) Security	1.300% Senior Notes due 2023
Security Exchange Name	NYSE
Euro Notes 2.25% Due 2028 [Member]
Document Information Line Items
Trading Symbol	HON 28A
Title of 12(b) Security	2.250% Senior Notes due 2028
Security Exchange Name	NYSE